Shareholder Report, Average Annual Return (Details) 191568_Adaptiv Select ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Adaptiv™ Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adaptiv™ Select ETF NAV
Average Annual Return, Percent	32.71%	20.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	24.40%